Investor Class Shares | SA Emerging Markets Value Fund
SA Emerging Markets Value Fund

SA FUNDS – Investment Trust

SA U.S. Fixed Income Fund	SA International Value Fund
SA Global Fixed Income Fund	SA International Small Company Fund
SA U.S. Core Market Fund	SA Emerging Markets Value Fund
SA U.S. Value Fund	SA Real Estate Securities Fund
SA U.S. Small Company Fund	(together, the “SA Funds”)

Supplement dated December 15, 2017 to the
Prospectus dated October 29, 2017

This Supplement amends information in the Investor Class Shares Prospectus of the SA Funds –Investment Trust (“Trust”), dated October 29, 2017. You may obtain a copy of the Prospectus or Statement of Additional Information free of charge, upon request, by calling the toll-free number 1-844-366-0905 or on the Internet at http://www.sa-funds.com.

Effective January 1, 2018, the Board of Trustees of the Trust approved a lowering of the management fee and an amendment to the fee waiver and/or expense reimbursement for certain Funds of the Trust. As a result of these changes, the Fees and Expenses section for the SA U.S. Fixed Income Fund, SA Global Fixed Income Fund, SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, SA International Small Company Fund, SA Emerging Markets Value Fund and SA Real Estate Securities Fund, found on pages 2, 6-7, 11, 14, 17, 20, 23-24, 28 and 31-32 of the Prospectus, respectively, have been amended and are replaced in their entirety with the following:

SA Emerging Markets Value Fund

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Sales charge (load) imposed on purchases	None
Sales charge (load) imposed on reinvested dividends	None
Redemption fee	None
Exchange fee	None

Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees*	0.92%
Shareholder servicing fee	0.25%
Other expenses	0.41%
Total annual Investor Class operating expenses	1.58%
Fee waiver and/or expense reimbursement[1]	(0.23)%
Total annual Investor Class operating expenses after fee waiver and/or expense
reimbursement	1.35%

* Management fees in the fee table above have been restated to reflect current fees.
[1] The Adviser has contractually agreed to waive its management fees and/or to reimburse expenses so that the total annual Investor Class operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) are limited to 1.35%. This expense limitation will remain in effect until October 28, 2021 and may be amended or terminated before such time only with the approval of the Board of Trustees of the Fund.

This expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense limitation remains in place for the time period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$137	$428	$739	$1,760

You should retain this Supplement for future reference.

SA Funds–Investment Trust
SEC file number: 811-09195

FEES AND EXPENSES
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Class Shares SA Emerging Markets Value Fund SA Emerging Markets Value Fund USD ($)
Sales charge (load) imposed on purchases	none
Sales charge (load) imposed on reinvested dividends	none
Redemption fee	none
Exchange fee	none

Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Investor Class Shares SA Emerging Markets Value Fund SA Emerging Markets Value Fund
Management fees	0.92%	[1]
Shareholder servicing fee	0.25%
Other expenses	0.41%
Total annual Investor Class operating expenses	1.58%
Fee waiver and/or expense reimbursement	(0.23%)	[2]
Total annual Investor Class operating expenses after fee waiver and/or expense reimbursement	1.35%
[1]	Management fees in the fee table above have been restated to reflect current fees.
[2]	The Adviser has contractually agreed to waive its management fees and/or to reimburse expenses so that the total annual Investor Class operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) are limited to 1.35%. This expense limitation will remain in effect until October 28, 2021 and may be amended or terminated before such time only with the approval of the Board of Trustees of the Fund.

Expense Example

This expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense limitation remains in place for the time period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 year	3 years	5 years	10 years
Investor Class Shares | SA Emerging Markets Value Fund | SA Emerging Markets Value Fund | USD ($)	137	428	739	1,760